Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.3%
Embraer SA(a)	3,027,380	$13,223,895

Automobile Components — 0.8%
Fras-Le SA	288,603	921,738
Mahle-Metal Leve SA	165,780	1,064,996
		1,986,734
Biotechnology — 0.2%
Blau Farmaceutica SA(a)	154,807	492,849

Commercial Services & Supplies — 3.0%
Ambipar Participacoes e Empreendimentos SA	249,755	757,072
GPS Participacoes e Empreendimentos SA(b)	1,446,399	5,245,420
Orizon Valorizacao de Residuos SA(a)	232,045	1,659,468
		7,661,960
Communications Equipment — 0.7%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	422,979	1,881,988

Consumer Staples Distribution & Retail — 1.2%
Grupo Mateus SA(a)	2,377,073	3,066,692

Diversified Consumer Services — 3.9%
Cogna Educacao(a)	8,076,289	5,299,908
YDUQS Participacoes SA	1,130,683	4,615,033
		9,914,941
Electric Utilities — 3.9%
Alupar Investimento SA	655,790	3,841,169
Transmissora Alianca de Energia Eletrica SA	821,252	6,083,410
		9,924,579
Financial Services — 1.7%
Cielo SA	5,261,521	4,297,257

Food Products — 10.7%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	219,962	1,077,007
BRF SA(a)	2,534,282	7,548,191
Camil Alimentos SA	454,227	693,977
Jalles Machado SA	522,537	847,177
M. Dias Branco SA	291,789	2,091,469
Marfrig Global Foods SA	1,880,032	3,712,663
Minerva SA	1,176,096	1,734,736
Sao Martinho SA	685,596	4,613,309
SLC Agricola SA	438,971	3,360,475
Tres Tentos Agroindustrial SA	536,127	1,230,836
		26,909,840
Ground Transportation — 2.9%
Movida Participacoes SA	545,730	1,234,034
SIMPAR SA	1,443,292	2,486,589
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,901,058	3,564,930
		7,285,553
Health Care Providers & Services — 5.0%
CM Hospitalar SA	694,818	1,976,301
Diagnosticos da America SA	648,945	1,211,651
Fleury SA	1,059,718	3,696,703
Hospital Mater Dei SA	496,025	781,015
Odontoprev SA	1,188,879	2,683,525
Oncoclinicas do Brasil Servicos Medicos SA(a)	1,021,547	2,251,863
		12,601,058
Hotels, Restaurants & Leisure — 2.1%
Smartfit Escola de Ginastica e Danca SA	1,135,346	5,339,901
Security	Shares	Value

Household Durables — 5.8%
Cury Construtora e Incorporadora SA	565,260	$2,007,445
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,204,252	5,343,477
Direcional Engenharia SA	560,015	2,269,847
Ez Tec Empreendimentos e Participacoes SA	475,532	1,777,672
MRV Engenharia e Participacoes SA(a)	1,692,974	3,326,065
		14,724,506
Independent Power and Renewable Electricity Producers — 3.1%
AES Brasil Energia SA(a)	1,036,198	2,288,370
Auren Energia SA	1,291,100	3,853,325
Omega Energia SA(a)	804,008	1,548,541
		7,690,236
Insurance — 1.1%
IRB Brasil Resseguros S/A(a)	265,525	2,724,274

IT Services — 0.8%
Locaweb Servicos de Internet SA(b)	1,538,382	1,903,424

Machinery — 1.2%
Iochpe Maxion SA	562,324	1,365,238
Tupy SA	310,246	1,619,919
		2,985,157
Marine Transportation — 0.8%
Hidrovias do Brasil SA(a)	2,617,947	1,936,048

Metals & Mining — 0.6%
Bradespar SA	147,164	657,776
Cia. Brasileira de Aluminio	977,826	822,462
		1,480,238
Oil, Gas & Consumable Fuels — 4.3%
3R Petroleum Oleo E Gas SA(a)	1,032,815	6,290,833
Enauta Participacoes SA	629,169	1,980,034
Petroreconcavo SA	631,092	2,538,703
		10,809,570
Paper & Forest Products — 1.5%
Dexco SA	1,765,722	2,604,431
Irani Papel e Embalagem SA	552,419	1,153,761
		3,758,192
Real Estate Management & Development — 9.1%
Allos SA, NVS	1,852,525	9,627,612
Iguatemi SA	939,916	4,409,273
JHSF Participacoes SA	1,461,802	1,297,848
LOG Commercial Properties e Participacoes SA	175,864	821,429
Multiplan Empreendimentos Imobiliarios SA	1,216,186	6,718,359
		22,874,521
Specialty Retail — 0.9%
Grupo SBF SA	420,534	934,700
Pet Center Comercio e Participacoes SA	1,492,910	1,252,673
		2,187,373
Textiles, Apparel & Luxury Goods — 5.3%
Arezzo Industria e Comercio SA	310,479	3,743,120
Grendene SA	1,358,909	1,819,407
Grupo De Moda Soma SA	2,195,240	2,662,627
Vivara Participacoes SA	559,084	3,376,960
Vulcabras Azaleia SA	423,337	1,839,717
		13,441,831
Trading Companies & Distributors — 1.1%
Armac Locacao Logistica E Servicos SA	446,741	1,511,207
Mills Estruturas e Servicos de Engenharia SA	477,014	1,241,465
		2,752,672

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 3.2%
EcoRodovias Infraestrutura e Logistica SA	1,048,877	$1,843,294
Santos Brasil Participacoes SA	2,045,506	3,499,184
Wilson Sons Holdings Brasil SA, NVS	852,105	2,679,897
		8,022,375
Water Utilities — 2.5%
Cia de Saneamento de Minas Gerais Copasa MG	818,241	3,107,023
Cia. de Saneamento do Parana	618,045	3,293,612
		6,400,635
Total Common Stocks — 82.7%
(Cost: $188,529,377)		208,278,299

Preferred Stocks

Aerospace & Defense — 0.3%
Taurus Armas SA, Preference Shares, NVS	277,091	806,156

Banks — 2.5%
Banco ABC Brasil SA
Preference Shares, NVS	370,859	1,656,869
Preference Shares, NVS	10,635	47,211
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	871,650	2,141,028
Banco Pan SA, Preference Shares, NVS	1,457,227	2,353,685
		6,198,793
Chemicals — 1.3%
Unipar Carbocloro SA, Class B, Preference Shares, NVS	210,842	3,178,876

Electric Utilities — 0.2%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	60,265	528,813

Machinery — 2.1%
Marcopolo SA, Preference Shares, NVS	2,214,138	2,681,050
Randon SA Implementos e Participacoes, Preference Shares, NVS	778,502	1,771,462
Schulz SA, Preference Shares, NVS	572,574	816,625
		5,269,137
Metals & Mining — 6.3%
Bradespar SA, Preference Shares, NVS	1,097,916	5,442,681
Cia. Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	139,370	1,309,589
Metalurgica Gerdau SA, Preference Shares, NVS	2,877,990	6,010,857
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	2,003,742	3,199,767
		15,962,894
Security	Shares	Value

Passenger Airlines — 2.2%
Azul SA, Preference Shares, NVS(a)	1,228,020	$4,213,947
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	724,995	1,337,442
		5,551,389
Textiles, Apparel & Luxury Goods — 0.7%
Alpargatas SA, Preference Shares, NVS(a)	887,119	1,724,836

Water Utilities — 0.8%
Cia. de Saneamento do Parana, Preference Shares, NVS	1,862,506	1,997,954

Total Preferred Stocks — 16.4%
(Cost: $36,643,443)		41,218,848

Rights

Consumer Staples Distribution & Retail — 0.0%
Cia Brasileira de Aluminio
(Expires 12/28/23, Strike Price BRL 3.73)	72,712	6,648

Total Rights — 0.0%
(Cost: $—)		6,648
Total Long-Term Investments — 99.1%
(Cost: $225,172,820)		249,503,795

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	670,000	670,000

Total Short-Term Securities — 0.3%
(Cost: $670,000)		670,000

Total Investments — 99.4%
(Cost: $225,842,820)		250,173,795

Other Assets Less Liabilities — 0.6%		1,552,228

Net Assets — 100.0%		$251,726,023

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$670,000	(a)	$—	$—	$—	$670,000	670,000	$4,630	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Bclear MSCI Brazil Index	35	12/15/23	$2,059	$65,928

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$208,278,299	$—	$—	$208,278,299
Preferred Stocks	41,171,637	47,211	—	41,218,848
Rights	6,648	—	—	6,648
Short-Term Securities
Money Market Funds	670,000	—	—	670,000
	$250,126,584	$47,211	$—	$250,173,795
Derivative Financial Instruments(a)
Assets
Equity Contracts	$65,928	$—	$—	$65,928

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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